Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 967
Impairment charges on intangible assets	2,266	$ 13,017
Production and Test Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	31	7
China
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	936
Impairment charges on intangible assets	$ 936	$ 0